Contents of Significant Accounts - Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 172,846,595
Depreciation	47,172,881	$ 1,577,161	$ 49,948,589	$ 50,965,120
Impairment loss	84,974		0	0
Ending balance	150,374,096	$ 5,027,553	172,846,595
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	148,083,855
Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	2,290,241
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	912,036,677		894,222,557
Additions			17,579,689
Disposals			(2,453,877)
Disposal of a subsidiary			(233,636)
Transfers and reclassifications			573,884
Exchange effect			2,348,060
Ending balance			912,036,677	894,222,557
Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	907,431,923
Additions	14,579,988
Disposals	(8,360,986)
Acquisition of a subsidiary	11,466,543
Disposal of a subsidiary	(161,781)
Transfers and reclassifications	1,055,821
Exchange effect	(7,776,793)
Ending balance	918,234,715		907,431,923
Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,604,754
Disposals	(940)
Acquisition of a subsidiary	31,075
Transfers and reclassifications	(78,659)
Exchange effect	(18,731)
Ending balance	4,537,499		4,604,754
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	739,190,082		688,480,876
Depreciation			49,948,589
Disposals			(2,387,601)
Disposal of a subsidiary			(188,121)
Transfers and reclassifications			0
Exchange effect			3,336,339
Ending balance			739,190,082	688,480,876
Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	737,049,210
Depreciation	46,347,551
Impairment loss	84,974
Disposals	(8,320,986)
Disposal of a subsidiary	(127,455)
Transfers and reclassifications	66,871
Exchange effect	(4,949,305)
Ending balance	770,150,860		737,049,210
Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,140,872
Depreciation	180,785
Disposals	(651)
Transfers and reclassifications	(67,285)
Exchange effect	(6,463)
Ending balance	2,247,258		2,140,872
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,314,402
Ending balance			1,314,402
Land [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	1,692,123
Land [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	459,635
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,314,402		1,314,402
Disposals			0
Disposal of a subsidiary			0
Transfers and reclassifications			0
Exchange effect			0
Ending balance			1,314,402	1,314,402
Land [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	861,487
Additions	0
Disposals	0
Acquisition of a subsidiary	871,700
Disposal of a subsidiary	0
Transfers and reclassifications	0
Exchange effect	(41,064)
Ending balance	1,692,123		861,487
Land [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	452,915
Disposals	0
Acquisition of a subsidiary	7,051
Transfers and reclassifications	0
Exchange effect	(331)
Ending balance	459,635		452,915
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0		0
Depreciation			0
Disposals			0
Disposal of a subsidiary			0
Transfers and reclassifications			0
Exchange effect			0
Ending balance			0	0
Land [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Depreciation	0
Impairment loss	0
Disposals	0
Disposal of a subsidiary	0
Transfers and reclassifications	0
Exchange effect	0
Ending balance	0		0
Land [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Depreciation	0
Disposals	0
Transfers and reclassifications	0
Exchange effect	0
Ending balance	0		0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,841,058
Ending balance			19,841,058
Buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	19,487,068
Buildings [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	1,618,235
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,306,302		38,073,660
Additions			0
Disposals			(64,878)
Disposal of a subsidiary			0
Transfers and reclassifications			375,854
Exchange effect			(78,334)
Ending balance			38,306,302	38,073,660
Buildings [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	35,681,733
Additions	0
Disposals	(4,637)
Acquisition of a subsidiary	3,087,585
Disposal of a subsidiary	0
Transfers and reclassifications	211,285
Exchange effect	(538,378)
Ending balance	38,437,588		35,681,733
Buildings [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,624,569
Disposals	(623)
Acquisition of a subsidiary	24,024
Transfers and reclassifications	0
Exchange effect	(10,699)
Ending balance	2,637,271		2,624,569
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,465,244		16,960,853
Depreciation			1,535,409
Disposals			(57,812)
Disposal of a subsidiary			0
Transfers and reclassifications			297
Exchange effect			26,497
Ending balance			18,465,244	16,960,853
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,549,256
Depreciation	1,542,864
Impairment loss	0
Disposals	(4,624)
Disposal of a subsidiary	0
Transfers and reclassifications	0
Exchange effect	(136,976)
Ending balance	18,950,520		17,549,256
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	915,988
Depreciation	106,250
Disposals	(334)
Transfers and reclassifications	0
Exchange effect	(2,868)
Ending balance	1,019,036		915,988
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	139,213,317
Ending balance			139,213,317
Machinery and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	119,824,607
Machinery and equipment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	0
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	853,688,505		826,268,919
Additions			0
Disposals			(2,330,437)
Disposal of a subsidiary			(224,895)
Transfers and reclassifications			27,447,023
Exchange effect			2,527,895
Ending balance			853,688,505	826,268,919
Machinery and equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	853,481,220
Additions	0
Disposals	(8,122,361)
Acquisition of a subsidiary	6,704,236
Disposal of a subsidiary	(161,781)
Transfers and reclassifications	20,723,346
Exchange effect	(7,077,088)
Ending balance	865,547,572		853,481,220
Machinery and equipment [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	207,285
Disposals	0
Acquisition of a subsidiary	0
Transfers and reclassifications	(81,872)
Exchange effect	0
Ending balance	125,413		207,285
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	714,475,188		665,771,857
Depreciation			47,871,174
Disposals			(2,286,359)
Disposal of a subsidiary			(180,843)
Transfers and reclassifications			(3,164)
Exchange effect			3,302,523
Ending balance			714,475,188	665,771,857
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	714,286,307
Depreciation	44,307,925
Impairment loss	84,974
Disposals	(8,105,713)
Disposal of a subsidiary	(127,455)
Transfers and reclassifications	66,682
Exchange effect	(4,789,755)
Ending balance	745,722,965		714,286,307
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	188,881
Depreciation	3,827
Disposals	0
Transfers and reclassifications	(67,295)
Exchange effect	0
Ending balance	125,413		188,881
Transportation equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,921
Ending balance			20,921
Transportation equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	18,115
Transportation equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	66,355		75,782
Additions			0
Disposals			(18,363)
Disposal of a subsidiary			0
Transfers and reclassifications			8,884
Exchange effect			52
Ending balance			66,355	75,782
Transportation equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	66,355
Additions	0
Disposals	(3,563)
Acquisition of a subsidiary	9
Disposal of a subsidiary	0
Transfers and reclassifications	3,557
Exchange effect	(449)
Ending balance	65,909		66,355
Transportation equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,434		57,031
Depreciation			6,080
Disposals			(17,963)
Disposal of a subsidiary			0
Transfers and reclassifications			0
Exchange effect			286
Ending balance			45,434	57,031
Transportation equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	45,434
Depreciation	6,105
Impairment loss	0
Disposals	(3,563)
Disposal of a subsidiary	0
Transfers and reclassifications	0
Exchange effect	(182)
Ending balance	47,794		45,434
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,908,214
Ending balance			1,908,214
Furniture and fixtures [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	1,458,690
Furniture and fixtures [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	212,371
Furniture and fixtures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,056,901		7,675,798
Additions			0
Disposals			(40,199)
Disposal of a subsidiary			(6,515)
Transfers and reclassifications			433,665
Exchange effect			(5,848)
Ending balance			8,056,901	7,675,798
Furniture and fixtures [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,736,916
Additions	0
Disposals	(196,487)
Acquisition of a subsidiary	54,978
Disposal of a subsidiary	0
Transfers and reclassifications	285,891
Exchange effect	(39,174)
Ending balance	6,842,124		6,736,916
Furniture and fixtures [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,319,985
Disposals	(317)
Acquisition of a subsidiary	0
Transfers and reclassifications	3,213
Exchange effect	(7,701)
Ending balance	1,315,180		1,319,985
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,148,687		5,636,982
Depreciation			533,628
Disposals			(25,467)
Disposal of a subsidiary			(5,264)
Transfers and reclassifications			2,867
Exchange effect			5,941
Ending balance			6,148,687	5,636,982
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,112,684
Depreciation	488,216
Impairment loss	0
Disposals	(195,766)
Disposal of a subsidiary	0
Transfers and reclassifications	(325)
Exchange effect	(21,375)
Ending balance	5,383,434		5,112,684
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,036,003
Depreciation	70,708
Disposals	(317)
Transfers and reclassifications	10
Exchange effect	(3,595)
Ending balance	1,102,809		1,036,003
Leasehold improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,869
Ending balance			3,869
Leasehold improvement [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	19,736
Leasehold improvement [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53,449		52,557
Additions			0
Disposals			0
Disposal of a subsidiary			(2,226)
Transfers and reclassifications			2,049
Exchange effect			1,069
Ending balance			53,449	52,557
Leasehold improvement [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53,449
Additions	0
Disposals	(6,180)
Acquisition of a subsidiary	8,372
Disposal of a subsidiary	0
Transfers and reclassifications	11,712
Exchange effect	(1,470)
Ending balance	65,883		53,449
Leasehold improvement [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49,580		48,204
Depreciation			2,298
Disposals			0
Disposal of a subsidiary			(2,014)
Transfers and reclassifications			0
Exchange effect			1,092
Ending balance			49,580	48,204
Leasehold improvement [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49,580
Depreciation	2,441
Impairment loss	0
Disposals	(5,371)
Disposal of a subsidiary	0
Transfers and reclassifications	514
Exchange effect	(1,017)
Ending balance	46,147		49,580
Construction in progress and equipment awaiting inspection [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,544,814
Ending balance			10,544,814
Construction in progress and equipment awaiting inspection [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	5,583,516
Construction in progress and equipment awaiting inspection [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,550,763		20,761,439
Additions			17,579,689
Disposals			0
Disposal of a subsidiary			0
Transfers and reclassifications			(27,693,591)
Exchange effect			(96,774)
Ending balance			10,550,763	20,761,439
Construction in progress and equipment awaiting inspection [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,550,763
Additions	14,579,988
Disposals	(27,758)
Acquisition of a subsidiary	739,663
Disposal of a subsidiary	0
Transfers and reclassifications	(20,179,970)
Exchange effect	(79,170)
Ending balance	5,583,516		10,550,763
Construction in progress and equipment awaiting inspection [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,949		5,949
Depreciation			0
Disposals			0
Disposal of a subsidiary			0
Transfers and reclassifications			0
Exchange effect			0
Ending balance			5,949	$ 5,949
Construction in progress and equipment awaiting inspection [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,949
Depreciation	0
Impairment loss	0
Disposals	(5,949)
Disposal of a subsidiary	0
Transfers and reclassifications	0
Exchange effect	0
Ending balance	$ 0		$ 5,949